BlackRock Ultra-Short Term Bond Portfolio Expense Example - BlackRock Ultra-Short Term Bond Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 38
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	221
Expense Example, with Redemption, 10 Years	502
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	359
Expense Example, with Redemption, 10 Years	808
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	304
Expense Example, with Redemption, 10 Years	$ 686